Organization and Principal Activities (Tables)	12 Months Ended
Dec. 31, 2024
Organization and Principal Activities [Abstract]
Schedule of Group Reorganization Details of Subsidiary Companies

Upon the Group Reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name	Background	Ownership
Cre8 Incorporation Limited	– A BVI company – Established on December 6, 2023 – Registered capital of 50,000 ordinary shares with no par value each – Investment holding	Wholly owned by the Company
Cre8 (Greater China) Limited (“Cre8 Hong Kong”)	– A Hong Kong company – Established on September 16, 2006 – Registered capital of HK$5,000,000 – provision of printing, media placement, translation and other printing related services in Hong Kong.	Wholly owned by Cre8 Incorporation Limited
Chuangbafang Enterprise Management (Shanghai) Company Limited (“Chuangbafang”)	– A PRC company – Established on May 11, 2021 – Registered capital of RMB500,000 – Provision of financial printing consultation services	Wholly owned by Cre8 Hong Kong